Subsequent Events - Merger Agreement (Detail) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Oct. 31, 2017	Oct. 29, 2017	Sep. 30, 2017
Subsequent Event [Member]
Subsequent Event [Line Items]
"Merger Agreement, Common Stock Conversion Ratio | shares"		0.652
Merger Agreement, Combined Company, Number Of Board Members		11
Merger Agreement, Contract Termination Payment, Due To Stockholder's Not Approving Issuance Of Surviving Company Stock Or Not Adopting Merger Agreement	$ 22
Vistra Energy Corp. [Member]
Subsequent Event [Line Items]
"Common Stock, Par or Stated Value Per Share | $ / shares"			$ 0.01
Vistra Energy Corp. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Merger Agreement, Combined Company Ownership, Percent		79.00%
Merger Agreement, Combined Company, Number Of Board Members		8
Vistra Energy Corp. [Member] | Dynegy Inc. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Merger Agreement, Contract Termination Payment, Due To Failure To Obtain Regulatory Approvals	100
Merger Agreement, Contract Termination Payment, Due To Superior Offer, Acquisition Proposal Or Unforseeable Material Intervening Event	100
Vistra Energy Corp. [Member] | Affiliates Of Apollo Management Holdings, L.P., Brookfield Management Private Institutional Capital Advisor (Canada), L.P. And Oaktree Capital Management, L.P. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Merger Agreement, Merger Support Agreement, Stockholders Entitled To Vote Agreeing To Support Merger Agreement, Percentage		34.00%
Dynegy Inc. [Member]
Subsequent Event [Line Items]
"Common Stock, Par or Stated Value Per Share | $ / shares"			$ 0.01
Dynegy Inc. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Merger Agreement, Combined Company Ownership, Percent		21.00%
Merger Agreement, Combined Company, Number Of Board Members		3
Merger Agreement, Combined Company, Number Of Board Members, Class I Directors		1
Merger Agreement, Combined Company, Number Of Board Members, Class II Directors		1
Merger Agreement, Combined Company, Number Of Board Members, Class III Directors		1
Merger Agreement, Combined Company, Number of Board Members, Class I Directors, If Merger Closed After Surviving Company's 2018 Annual Meeting		1
Merger Agreement, Combined Company, Number Of Board Members, Class II Directors, If Merger Closed After Surviving Company's 2018 Annual Meeting		2
Dynegy Inc. [Member] | Vistra Energy Corp. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Merger Agreement, Contract Termination Payment, Due To Superior Offer, Acquisition Proposal Or Unforseeable Material Intervening Event	$ 87
Dynegy Inc. [Member] | Affiliates Of Terawatt Holding, LP And Oaktree Capital Management, L.P. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Merger Agreement, Merger Support Agreement, Stockholders Entitled To Vote Agreeing To Support Merger Agreement, Percentage		21.00%